Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	2016	2015
Long-term debt:
Revolving credit facilities (a)	$958,304	$1,057,093
Term loan credit facilities (b)	1,600,085	1,985,102
Senior unsecured notes (c)	345,000	345,000
Deferred financing fees	(18,875)	(29,354)
Long-term debt	2,884,514	3,357,841
Current portion	(314,817)	(285,783)
Long-term debt	$2,569,697	$3,072,058

Schedule of Minimum Repayments for Balances Outstanding for Revolving and Term Loan Credit Facilities

Based on the Revolvers outstanding at December 31, 2016, the minimum repayments for the balances outstanding are as follows:

2017	$104,183
2018	65,923
2019	197,320
2020	53,281
2021	56,416
Thereafter	481,181
$958,304

Based on the Term Loans outstanding at December 31, 2016, the minimum repayments for the balances outstanding are as follows:

2017	$211,748
2018	154,307
2019	234,762
2020	186,903
2021	256,446
Thereafter	555,919
$1,600,085